Related Party Transactions (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Louis Giordimaina [Member]
Related Party Transaction [Line Items]
Consulting expense paid		$ 134,971	$ 222,246
Yun Shu Chiou [Member]
Related Party Transaction [Line Items]
Consulting expense paid				55,000
WISD [Member]
Related Party Transaction [Line Items]
Legal expenses paid			10,779
Daniel Shih [Member]
Related Party Transaction [Line Items]
Amortization expense of right-of-use asset charged	3,970	4,040
Rent expense charged			15,851	20,232
WWI [Member]
Related Party Transaction [Line Items]
Amortization expense of right-of-use asset charged	11,432	1,350
Rent expense charged			28,836	3,150
Dmedia [Member]
Related Party Transaction [Line Items]
Interest expense charged	$ 298	$ 1,201	$ 3,116